Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 37,648,797	$ 28,417,310	$ 800,728
Short-term investments	10,067,886
Tax incentive and other receivables	933,250
Prepaid expenses	636,015	834,479
Total current assets	49,285,948	29,251,789	800,728
Total assets	49,285,948	29,251,789	800,728
Current liabilities:
Accounts payable	3,432,161	260,613
Accrued expenses and other current liabilities	6,261,309	2,293,643	856,144
Total current liabilities	9,693,470	2,554,256	856,144
Total liabilities	12,686,523	5,496,524	856,144
Commitments and contingencies (Note 4)
Redeemable convertible preferred stock, $0.0001 par value, 13,661,416 shares authorized, issued, and outstanding at December 31, 2023			5,466,925
Stockholders’ equity (deficit):
Preferred stock, $0.0001 par value, 10,000,000 shares authorized, and no shares issued and outstanding at March 31, 2025 and December 31, 2024
Common stock, $0.0001 par value, 300,000,000 shares authorized; 32,198,214 and 27,198,214 shares issued and outstanding at March 31, 2025 and December 31, 2024, respectively	4,720	2,720	76
Related party notes receivable	(4,124,274)	(4,065,096)
Additional paid-in capital	85,734,267	66,630,765	16,203,254
Accumulated deficit	(45,015,288)	(38,813,124)	(21,725,671)
Total stockholders’ equity	36,599,425	23,755,265	(5,522,341)
Total liabilities and stockholders’ equity	49,285,948	29,251,789	800,728
Related Parties
Current liabilities:
Notes payable – related parties	$ 2,993,053	$ 2,942,268